Long-term debt - Change in Outstanding Amount (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Long-term debt
Balance at January 1	$ 1,081,351	$ 1,651,569
Net repayments on the revolving credit facility	(146,324)	(1,121,868)
Issuance of 2030 senior unsecured notes	0	499,037
Amortization of transaction costs	2,182	1,833
Foreign exchange	(23,194)	50,780
Balance at December 31	$ 914,015	$ 1,081,351